Expense Example, No Redemption - Prospectus #1 - Calvert Global Small-Cap Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	651	918	1,289	2,545	209	646	1,194	2,718	108	337	674	1,861